Investment Risks - Popular High Grade Fixed-Income Fund	Oct. 28, 2026
Investment Risk
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Investment Risk. There can be no assurance that the Fund will achieve its investment objective. The ability of the Fund to achieve its investment objective is subject to a number of risks, including, but not limited to, market risk, credit risk, regulatory risk and liquidity risk. The Fund is also subject to manager risk, which is the risk that poor security selection by the Adviser will cause the Fund to underperform other funds with a similar investment objective.

Market Risk
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Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments.

For instance, the 2026 U.S. and Israeli military operation against Iran and the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The impact of pandemics and epidemics and other public health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Similar health crises may exacerbate other pre-existing political, social and economic risks in certain countries.

Puerto Rico Risk
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Puerto Rico Risk. The Fund will invest at least 20% of its assets in Puerto Rico Assets. Therefore, the Fund will be more susceptible to factors adversely affecting issuers of Puerto Rico bonds than an investment company that is not concentrated in Puerto Rico bonds to this degree. This makes the Fund more susceptible to economic, political, or regulatory occurrences in Puerto Rico than a geographically diversified fund.

Because the Fund invests a substantial portion of its assets in Puerto Rico bonds, the Fund’s net asset value and cash flow may fluctuate due to market conditions affecting these securities. Any future adverse developments in Puerto Rico could result in additional interruptions in cash flow on debt payments, which may result in more price volatility across Puerto Rico securities. There can be no assurance that any additional defaults by Puerto Rico and other Puerto Rico instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

Debt Securities Risk
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Risk [Text Block]	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk, and extension risk.
Interest Rate Risk [Member]
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Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.

Credit Risk [Member]
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Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Call and Income Risk
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Call and Income Risk. The Fund is also subject to “call risk,” which is the chance that during periods of falling interest rates, an issuer will “call” – or repay – a relatively high-yielding debt security before the security’s maturity date. Mortgage-backed securities, for example, will generally be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for longer-term bonds. Income risk is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally low for long-term bonds.

Extension Risk
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Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Credit Ratings Risk
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Credit Ratings Risk. The Fund intends to invest at least 90% of its assets in fixed-income securities that, at the time of purchase, are rated in the highest rating category (e.g., “AAA” by Standard & Poor’s Ratings Services, a division of the McGraw Hill Companies, Inc.) by one or more nationally recognized statistical rating organizations or that the Adviser believes are of comparable credit quality. The credit ratings issued by the rating organizations may not reflect fully the true risks of an investment. Rating organizations may fail to change timely a credit rating to reflect changes in economic or company conditions that may affect a security’s market value. The Fund may invest up to 10% of its total assets in securities which are rated below investment grade (also known as “junk bonds”) or, if unrated, are considered by the Adviser to be of comparable credit quality. Obligations with ratings below investment grade are speculative with respect to the capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation and generally involve greater volatility of price than obligations in higher rating categories.

Risks of Leverage
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Risks of Leverage. Use of leverage is a speculative investment technique and involves increased risk for shareholders, including the possibility of higher volatility of the net asset value of the Fund’s shares. In a declining market the use of leverage will cause the Fund’s net asset value to decrease more than it would if the Fund did not use leverage.

Mortgage-Backed Securities Risk
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Mortgage-Backed Securities Risk. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. The yield of the Fund will depend in part on the rate at which principal payments are made on such securities, which will in turn depend on the rate at which principal prepayments are made on the underlying mortgage loans. The yield to maturity on mortgage-backed securities offered at a discount from or a premium over their principal amount will depend on, among other things, the rate and timing of payments of principal (including prepayments) on the mortgage loans underlying the mortgage-backed securities. Such yield may be adversely affected by a higher or lower than anticipated rate of principal prepayments on the mortgage loans underlying the mortgage-backed securities. Therefore, since a sizeable portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the net income generated by the Fund to fluctuate more than otherwise would be the case.

Changes in the rate of prepayment of the underlying mortgage loans will have a direct impact upon the maturity structure of mortgage-backed securities. An increase in the rate of prepayment of the underlying mortgage loans will lead to an acceleration in the principal returns and a reduction in the average life of the mortgage-backed security. A reduction in the rate of prepayment, on the other hand, will lead to fewer principal returns and an extension of the average life of the mortgage-backed security. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk).

Prepayments are influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage market interest rates, local and regional economic conditions and homeowner mobility. Generally, however, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates.

In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and value. Certain types of real estate may be adversely affected by changing usage trends, such as office buildings as a result of work-from-home practices and commercial facilities as a result of an increase in online shopping, which could in turn result in defaults and declines in value of mortgage-backed securities secured by such properties.

U.S. Government Securities Risk
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U.S. Government Securities Risk. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Certain types of securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Funds’ investments in U.S. government securities.

Municipal Obligations Risk
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Municipal Obligations Risk. The Fund may invest, either directly or through conduit transactions, in municipal obligations. Municipal obligations share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal obligations are subject to credit and market risk. Generally, prices of higher-quality issues tend to fluctuate less with changes in market interest rates than prices of lower-quality issues and prices of longer-maturity issues tend to fluctuate more than prices of shorter-maturity issues. Prices and yields on municipal obligations are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The perceived increased likelihood of default among issuers of municipal obligations has resulted in constrained illiquidity, increased price volatility and credit downgrades of issuers of municipal obligations. Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

Preferred Securities Risk
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Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Tax Risks
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Tax Risks. The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the PR Code and the Puerto Rico Municipal Code, as amended (the “Municipal Code”) as a registered investment company.

Puerto Rico Income Tax Exemption. To be exempt from Puerto Rico income tax the Fund must meet certain requirements. In Administrative Determination 19-04, issued by the Puerto Rico Secretary of the Treasury on September 5, 2019 (“AD19-04”), the Puerto Rico Treasury Department (“PRTD”) held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under the Investment Companies Act of 2013 (“Act 93-2013”) and thus is entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. If such determination is revoked by the PRTD, (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, its dividend income and its short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) if the 15% Puerto Rico income tax had not been withheld on the Fund’s exempt dividends, and it is determined that the failure to withhold was not due to reasonable cause, bona fide residents of Puerto Rico (the “Qualifying Individuals”) within the meaning of Sections 933 and 937 of the U.S. Code would be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Municipal License Tax Exemption. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The municipality of San Juan may disagree with the holding of AD19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

Conduit Rule. Shareholders who are bona fide residents of Puerto Rico should note that, pursuant to the Regulations issued under Section 937(b) of the U.S. Code, dividends treated as Puerto Rico sourced income (under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations) may be treated as income from sources outside of Puerto Rico subject to U.S. federal income tax, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). See “Taxation”. We understand that said conduit regulations were not intended to apply to an actively managed investment company such as the Fund that is subject to regulation by governmental authorities and that, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico sourced income excluded from U.S. federal income taxes by shareholders that are bona fide residents of Puerto Rico. However, the Internal Revenue Service (the ”IRS”) or the courts may disagree with this interpretation and treat an investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from U.S. sources subject to U.S. federal income taxes of up to 37%.

U.S. Foreign Account Tax Compliance Act. Sections 1471 through 1474 (commonly known as “FATCA”) of the U.S. Code impose a 30% withholding tax upon most payments of U.S. sourced income made to certain “foreign financial institutions” (“FFI”) or “non-financial foreign entities” (“NFFE”), unless certain certification and reporting requirements are satisfied by such entities, including providing information with respect to their respective investors. Pursuant to the final regulations issued by the U.S. Treasury and the IRS relating to FATCA, the Fund will be treated as a NFFE, but the Fund elected to register as a direct reporting NFFE with the IRS. Accordingly, the Fund will be required to provide to the IRS certain information with respect to its investors. If the Fund were to be unable to provide such investor information to the IRS or otherwise fail or be unable to comply with the legal and regulatory requirements of the U.S. Code with respect to FATCA, the Fund’s U.S. sourced income would be reduced, inasmuch as it would be subject to such 30% withholding tax. This reduction may negatively affect the Fund’s ability to fulfill its obligations. See the section entitled “Taxation” and consult your tax adviser.

Risk Lose Money [Member]
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Risk [Text Block]	As with any mutual fund, you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in a small number of issuers. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. Additionally, the value of the shares is more susceptible to losses related to any single economic, political or regulatory occurrence than the value of shares of a more widely diversified fund.